Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 107,067,000	$ 120,223,000	$ 100,127,000	$ 74,816,000
Due from affiliates, net	0	0
Total current assets	339,515,000	342,532,000
Total assets	4,358,977,000	3,908,983,000	3,476,080,000
Current liabilities:
Accrued expenses	11,935,000	9,838,000
Total current liabilities	183,789,000	215,170,000
Shareholders' equity:
Common shares	565,000	564,000
Additional paid-in capital	378,316,000	366,197,000
Accumulated other comprehensive income	(43,000)	69,000
Retained earnings	813,707,000	730,993,000
Total shareholders' equity	1,192,545,000	1,097,823,000
Total liabilities and equity	4,358,977,000	3,908,983,000
Parent Company
Current assets:
Cash and cash equivalents	2,743,000	1,256,000	4,055,000	2,587,000
Prepaid expenses	204,000	200,000
Due from affiliates, net	410,000	3,302,000
Total current assets	3,357,000	4,758,000
Investments in subsidiaries	1,189,841,000	1,093,789,000
Total assets	1,193,198,000	1,098,547,000
Current liabilities:
Accrued expenses	653,000	724,000
Total current liabilities	653,000	724,000
Shareholders' equity:
Common shares	565,000	564,000
Additional paid-in capital	378,316,000	366,197,000
Accumulated other comprehensive income	(43,000)	69,000
Retained earnings	813,707,000	730,993,000
Total shareholders' equity	1,192,545,000	1,097,823,000
Total liabilities and equity	$ 1,193,198,000	$ 1,098,547,000